Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets
Intangible Assets

	December 31,
	2020	2019
Licenses and similar rights
Cost at opening balance	16,066	—
Business combinations	411,414	—
Acquisition for the year	—	16,066
Exchange differences on translation	(13,365)	—
Cost at closing balance	414,115	16,066

Goodwill
Cost at opening balance	—	—
Business combinations	48,839	—
Exchange differences on translation	(1,587)	—
Cost at closing balance	47,252	—

Net book value	461,367	16,066

Parent Company
Intangible Assets
Intangible Assets

Note 12 Intangible Assets

	December 31,
	2020	2019
Licenses and similar rights
Cost at opening balance	16,066	—
Acquisition for the year	0	16,066
Cost at closing balance	16,066	16,066
Net book value	16,066	16,066

For additional information on intangible assets in the Parent Company, see Note 16 Intangible Assets and Impairment Testing in the Group.